Details of Significant Accounts - Share-based payment, schedule of expenses incurred on share-based payment transactions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Details of Significant Accounts
Equity settled	$ 1,437	$ 1,441